Premises and equipment	12 Months Ended
Mar. 31, 2017
Premises and equipment

7. Premises and equipment

Premises and equipment at March 31, 2016 and 2017 consist of the following:

	2016	2017
	(in millions of yen)
Land	552,205	575,054
Buildings	827,458	807,312
Equipment and furniture	463,205	485,407
Leasehold improvements	88,195	93,967
Construction in progress	20,656	23,093
Software	1,086,124	1,308,292

Total	3,037,843	3,293,125
Less: Accumulated depreciation and amortization	1,199,853	1,251,852

Premises and equipment—net	1,837,990	2,041,273

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2015, 2016 and 2017 was ¥161,152 million, ¥162,676 million and ¥163,769 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥69,077 million and ¥80,430 million at March 31, 2016 and 2017, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2016 and 2017 amounted to ¥34,733 million and ¥40,155 million, respectively.